AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 42.7%
Industrial – 37.7%
Basic – 2.7%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)	U.S.$	210	$223,142
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026(a)		33	35,581
9.875%, 10/17/2025(a)		370	434,994
FMG Resources (August 2006) Pty Ltd. 4.75%, 05/15/2022(a)		980	1,010,204
5.125%, 03/15/2023-05/15/2024(a)		340	364,546
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		521	543,835
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		329	334,323
Hecla Mining Co. 7.25%, 02/15/2028		298	325,446
Kaiser Aluminum Corp. 6.50%, 05/01/2025(a)		178	191,332
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.25%, 12/15/2025(a)		690	703,986
OCI NV 5.25%, 11/01/2024(a)		247	256,161
Peabody Energy Corp. 6.00%, 03/31/2022(a)		1,430	1,056,513
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 07/15/2023(a)		54	54,662
Sealed Air Corp. 5.25%, 04/01/2023(a)		305	323,465
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	450,948
thyssenkrupp AG 2.875%, 02/22/2024(a)		343	422,303
United States Steel Corp. 12.00%, 06/01/2025(a)	U.S.$	912	1,055,603
WR Grace & Co.-Conn 4.875%, 06/15/2027(a)		516	548,673

			8,335,717

Capital Goods – 3.8%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(b)	EUR	251	312,779
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)	U.S.$	523	545,593
Ball Corp. 4.00%, 11/15/2023		700	747,684

	Principal Amount (000)		U.S. $ Value

Bombardier, Inc. 6.00%, 10/15/2022(a)	U.S.$	26	$25,506
6.125%, 01/15/2023(a)		790	779,445
7.50%, 03/15/2025(a)		26	24,237
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		72	71,142
Colfax Corp. 6.00%, 02/15/2024(a)		278	288,080
Crown European Holdings SA 2.25%, 02/01/2023(a)	EUR	116	144,900
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)	U.S.$	1,143	1,200,150
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		355	363,996
5.125%, 12/15/2026(a)		64	68,178
Griffon Corp. 5.75%, 03/01/2028		387	411,025
Rebecca Bidco GmbH 5.75%, 07/15/2025(a)	EUR	737	947,517
Silgan Holdings, Inc. 2.25%, 06/01/2028		412	511,252
SPX FLOW, Inc. 5.875%, 08/15/2026(a)	U.S.$	264	275,666
Terex Corp. 5.625%, 02/01/2025(a)		846	871,566
Tervita Corp. 11.00%, 12/01/2025(a)		608	654,500
TransDigm, Inc. 8.00%, 12/15/2025(a)		275	303,559
Triumph Group, Inc. 6.25%, 09/15/2024(a)		491	485,663
8.875%, 06/01/2024(a)		406	445,524
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	552,405
5.50%, 08/15/2026(a)	U.S.$	232	245,178
8.50%, 08/15/2027(a)		271	298,872
Vertical US Newco, Inc. 5.25%, 07/15/2027(a)		847	896,228
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		262	288,064

			11,758,709

Communications - Media – 3.4%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	124,963
5.00%, 01/15/2028(a)	U.S.$	445	455,480
AMC Networks, Inc. 4.75%, 12/15/2022		599	599,066
5.00%, 04/01/2024		711	725,056
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	110	134,071
5.375%, 03/01/2025(a)	U.S.$	295	306,201

	Principal Amount (000)		U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)	U.S.$	614	$620,011
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		159	162,592
CSC Holdings LLC 6.75%, 11/15/2021		346	359,971
DISH DBS Corp. 5.00%, 03/15/2023		63	65,352
6.75%, 06/01/2021		391	398,820
7.75%, 07/01/2026		145	162,317
iHeartCommunications, Inc. 6.375%, 05/01/2026		508	542,620
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		599	635,491
Meredith Corp. 6.875%, 02/01/2026		715	700,421
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		431	447,943
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)		850	860,905
4.625%, 07/15/2024(a)		267	276,769
TEGNA, Inc. 4.75%, 03/15/2026(a)		605	644,742
Univision Communications, Inc. 5.125%, 02/15/2025(a)		76	76,869
6.625%, 06/01/2027(a)		304	326,408
UPC Holding BV 5.50%, 01/15/2028(a)		322	339,997
Virgin Media Secured Finance PLC 5.50%, 08/15/2026(a)		860	895,105
Ziggo BV 5.50%, 01/15/2027(a)		527	552,349

			10,413,519

Communications - Telecommunications – 1.2%
Altice France SA/France 7.375%, 05/01/2026(a)		580	610,079
CenturyLink, Inc. Series S 6.45%, 06/15/2021		464	473,299
Series T 5.80%, 03/15/2022		260	272,969
Series Y 7.50%, 04/01/2024		372	419,954
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		570	613,229
Consolidated Communications, Inc. 6.50%, 10/01/2028(a)		280	300,317
DKT Finance ApS 9.375%, 06/17/2023(a)		200	206,128
T-Mobile USA, Inc. 6.00%, 03/01/2023		731	732,827

	Principal Amount (000)		U.S. $ Value

Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)	U.S.$	140	$140,720
6.125%, 03/01/2028(a)		59	62,524

			3,832,046

Consumer Cyclical - Automotive – 3.2%
Adient US LLC 9.00%, 04/15/2025(a)		390	436,188
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025		70	72,659
6.50%, 04/01/2027		211	222,069
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	110	139,324
6.25%, 05/15/2026(a)	U.S.$	568	609,339
8.50%, 05/15/2027(a)		254	275,575
Dana, Inc. 5.50%, 12/15/2024		844	864,535
Ford Motor Co. 8.50%, 04/21/2023		624	701,701
9.00%, 04/22/2025		180	220,723
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		1,041	1,050,234
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a)(c)(d)	EUR	442	540,045
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a)(b)		281	349,840
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)		100	124,224
6.875%, 11/15/2026(a)		702	880,196
7.75%, 10/15/2025(a)	U.S.$	293	317,322
Meritor, Inc. 4.50%, 12/15/2028(a)		301	308,721
6.25%, 02/15/2024		156	159,115
6.25%, 06/01/2025(a)		64	69,091
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	163,805
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	230	285,197
7.875%, 01/15/2029(a)	U.S.$	378	424,418
Titan International, Inc. 6.50%, 11/30/2023		285	264,189
Truck Hero, Inc. 8.50%, 04/21/2024(a)		127	134,518
ZF North America Capital, Inc. 4.50%, 04/29/2022(a)		907	934,174
4.75%, 04/29/2025(a)		400	430,680

			9,977,882

Consumer Cyclical - Entertainment – 2.2%
Carnival Corp. 1.875%, 11/07/2022	EUR	785	904,055
7.625%, 03/01/2026(a)	U.S.$	333	362,760
7.625%, 03/01/2026(a)	EUR	182	236,352
11.50%, 04/01/2023(a)	U.S.$	868	1,003,408

	Principal Amount (000)		U.S. $ Value

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	644	$672,755
NCL Corp., Ltd. 3.625%, 12/15/2024(a)		891	821,609
Royal Caribbean Cruises Ltd. 5.25%, 11/15/2022		237	238,559
10.875%, 06/01/2023(a)		338	384,313
11.50%, 06/01/2025(a)		609	712,280
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		517	560,924
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		137	146,876
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	129,087
13.00%, 05/15/2025(a)		656	786,544

			6,959,522

Consumer Cyclical - Other – 3.6%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		435	454,249
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.25%, 09/15/2027(a)		545	578,850
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		330	351,374
Empire Communities Corp. 7.00%, 12/15/2025(a)		321	338,074
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		460	486,740
Forestar Group, Inc. 5.00%, 03/01/2028(a)		303	312,126
8.00%, 04/15/2024(a)		258	271,558
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		602	650,473
Hilton Domestic Operating Co., Inc. 4.875%, 01/15/2030		526	577,006
5.375%, 05/01/2025(a)		105	112,187
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		743	775,187
International Game Technology PLC 3.50%, 07/15/2024(a)	EUR	135	171,932
KB Home 7.00%, 12/15/2021	U.S.$	144	149,761
7.50%, 09/15/2022		363	397,209
7.625%, 05/15/2023		355	392,293

	Principal Amount (000)		U.S. $ Value

Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026	U.S.$	652	$681,347
Mattamy Group Corp. 5.25%, 12/15/2027(a)		695	738,312
Meritage Homes Corp. 7.00%, 04/01/2022		597	634,014
MGM Resorts International 7.75%, 03/15/2022		96	102,301
Samsonite Finco SARL 3.50%, 05/15/2026(a)	EUR	215	251,539
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)	U.S.$	445	460,037
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026(a)		355	374,170
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		195	220,853
Wyndham Destinations, Inc. 6.625%, 07/31/2026(a)		532	609,481
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		1,024	1,069,107

			11,160,180

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)		452	484,580
IRB Holding Corp. 7.00%, 06/15/2025(a)		183	199,664
Yum! Brands, Inc. 7.75%, 04/01/2025(a)		375	415,361

			1,099,605

Consumer Cyclical - Retailers – 2.0%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(a)		37	39,425
Dufry One BV 2.50%, 10/15/2024(a)	EUR	748	877,242
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	607	637,241
4.875%, 05/15/2026(a)		170	184,185
L Brands, Inc. 6.875%, 07/01/2025(a)		1,325	1,437,771
Penske Automotive Group, Inc. 3.50%, 09/01/2025		580	589,663
Rite Aid Corp. 7.50%, 07/01/2025(a)		145	151,461
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		735	776,748
Staples, Inc. 7.50%, 04/15/2026(a)		821	856,525

	Principal Amount (000)		U.S. $ Value

TPro Acquisition Corp. 11.00%, 10/15/2024(a)	U.S.$	177	$194,645
William Carter Co. (The) 5.625%, 03/15/2027(a)		547	575,728

			6,320,634

Consumer Non-Cyclical – 3.3%
Acadia Healthcare Co., Inc. 5.625%, 02/15/2023		578	579,561
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		397	406,691
4.625%, 01/15/2027(a)		285	302,821
7.50%, 03/15/2026(a)		185	206,558
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	432,848
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	106	113,471
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	129,870
CHS/Community Health Systems, Inc. 6.625%, 02/15/2025(a)	U.S.$	357	375,789
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		88	91,102
Envision Healthcare Corp. 8.75%, 10/15/2026(a)		77	48,110
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		290	303,413
HCA, Inc. 5.375%, 02/01/2025		173	194,410
5.875%, 02/15/2026		373	429,562
IQVIA, Inc. 3.25%, 03/15/2025(a)	EUR	248	306,263
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	302	315,880
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		147	148,680
6.75%, 04/15/2025(a)		469	503,992
MEDNAX, Inc. 5.25%, 12/01/2023(a)		496	502,388
6.25%, 01/15/2027(a)		427	457,513
Newell Brands, Inc. 4.35%, 04/01/2023		72	75,601
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		835	901,675
Providence Service Corp. (The) 5.875%, 11/15/2025(a)		221	233,705
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		570	595,547
Syneos Health, Inc. 3.625%, 01/15/2029(a)		757	758,847

	Principal Amount (000)		U.S. $ Value

Tenet Healthcare Corp. 4.875%, 01/01/2026(a)	U.S.$	678	$708,517
5.125%, 05/01/2025		513	522,855
7.50%, 04/01/2025(a)		546	597,532

			10,243,201

Energy – 5.5%
Antero Resources Corp. 5.125%, 12/01/2022		306	305,936
8.375%, 07/15/2026(a)		220	223,852
Apache Corp. 4.625%, 11/15/2025		108	113,735
4.875%, 11/15/2027		222	234,985
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		440	468,459
Callon Petroleum, Co. 6.25%, 04/15/2023		273	176,481
8.25%, 07/15/2025		125	67,495
Cheniere Energy Partners LP 4.50%, 10/01/2029		193	203,974
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		370	367,033
7.00%, 06/15/2025(a)		376	377,963
CNX Resources Corp. 6.00%, 01/15/2029(a)		226	231,835
Comstock Resources, Inc. 7.50%, 05/15/2025(a)		68	69,639
DCP Midstream Operating LP 4.95%, 04/01/2022		1,011	1,039,096
EnLink Midstream LLC 5.625%, 01/15/2028(a)		433	441,816
EnLink Midstream Partners LP 4.15%, 06/01/2025		769	748,729
4.40%, 04/01/2024		54	53,252
4.85%, 07/15/2026		582	567,642
EQM Midstream Partners LP 4.75%, 07/15/2023		299	313,708
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		108	105,347
7.75%, 02/01/2028		680	652,140
8.00%, 01/15/2027		518	513,126
Gulfport Energy Corp. 6.00%, 10/15/2024(c)(d)		400	270,000
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	203,412
HighPoint Operating Corp. 7.00%, 10/15/2022		231	90,148
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/2024(a)		469	466,580
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		356	249,403
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		235	226,446

	Principal Amount (000)		U.S. $ Value

New Fortress Energy, Inc. 6.75%, 09/15/2025(a)	U.S.$	1,151	$1,221,982
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		1,576	1,115,981
Occidental Petroleum Corp. 2.90%, 08/15/2024		1,180	1,137,331
3.20%, 08/15/2026		87	81,250
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		628	620,181
PDC Energy, Inc. 5.75%, 05/15/2026		304	314,074
QEP Resources, Inc. 5.25%, 05/01/2023		588	620,164
5.375%, 10/01/2022		328	341,235
Range Resources Corp. 5.00%, 03/15/2023		246	241,085
SM Energy Co. 5.625%, 06/01/2025		185	152,934
6.125%, 11/15/2022		115	110,689
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		204	199,002
Transocean Sentry Ltd. 5.375%, 05/15/2023(a)		509	469,696
Weatherford International Ltd. 11.00%, 12/01/2024(a)		109	84,971
Western Midstream Operating LP 4.00%, 07/01/2022		84	86,299
4.10%, 02/01/2025		184	188,972
5.05%, 02/01/2030		1,182	1,319,088

			17,087,166

Other Industrial – 0.3%
Avient Corp. 5.75%, 05/15/2025(a)		128	135,840
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		679	698,290

			834,130

Services – 2.4%
ADT Security Corp. (The) 4.125%, 06/15/2023		539	574,256
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		475	506,255
ANGI Group LLC 3.875%, 08/15/2028(a)		247	248,840
APX Group, Inc. 6.75%, 02/15/2027(a)		147	157,988
7.875%, 12/01/2022		415	415,834
Aramark Services, Inc. 4.75%, 06/01/2026		195	200,758
5.00%, 04/01/2025(a)		506	520,148
Carlson Travel, Inc. 6.75%, 12/15/2025(a)		816	656,929
10.50%, 03/31/2025		144	145,149

	Principal Amount (000)		U.S. $ Value

eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	415	$479,952
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	305	308,288
Intertrust Group BV 3.375%, 11/15/2025(a)	EUR	556	693,236
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 04/15/2022(a)	U.S.$	136	136,344
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		583	622,644
5.75%, 04/15/2026(a)		225	246,762
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)		85	87,430
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)		166	168,190
7.375%, 09/01/2025(a)		585	636,387
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		549	593,788

			7,399,178

Technology – 2.2%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		269	281,113
Avaya, Inc. 6.125%, 09/15/2028(a)		547	584,130
Black Knight InfoServ LLC 3.625%, 09/01/2028(a)		438	448,153
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		389	407,007
CommScope, Inc. 5.50%, 03/01/2024(a)		362	373,041
Dell International LLC/EMC Corp. 5.875%, 06/15/2021(a)		359	359,621
7.125%, 06/15/2024(a)		671	696,209
Microchip Technology, Inc. 4.25%, 09/01/2025(a)		238	251,571
NCR Corp. 5.75%, 09/01/2027(a)		309	327,936
8.125%, 04/15/2025(a)		148	164,597
Seagate HDD Cayman 4.875%, 03/01/2024		218	236,831
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024(a)		195	202,250
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023-09/01/2025(a)		1,670	1,699,739
Xerox Corp. 4.375%, 03/15/2023		798	839,097

			6,871,295

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.4%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)	U.S.$	1,031	$1,160,274

Transportation - Services – 1.1%
Algeco Global Finance PLC 6.50%, 02/15/2023(a)	EUR	109	135,545
8.00%, 02/15/2023(a)	U.S.$	806	819,646
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)		69	70,139
10.50%, 05/15/2025(a)		809	951,926
XPO Logistics, Inc. 6.125%, 09/01/2023(a)		1,311	1,332,094

			3,309,350

			116,762,408

Financial Institutions – 4.7%
Banking – 1.9%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,128	1,140,329
Ally Financial, Inc. 5.75%, 11/20/2025		785	913,159
Banco Santander SA 6.75%, 04/25/2022(a)(e)	EUR	600	774,221
CaixaBank SA Series 5.875%, 10/09/2027(a)(e)		200	269,374
Discover Financial Services Series D 6.125%, 06/23/2025(e)	U.S.$	811	915,100
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	999,148
Societe Generale SA 8.00%, 09/29/2025(a)(e)		386	453,635
UniCredit SpA 9.25%, 06/03/2022(a)(e)	EUR	427	571,201

			6,036,167

Brokerage – 0.2%
LPL Holdings, Inc. 5.75%, 09/15/2025(a)	U.S.$	385	398,036
NFP Corp. 7.00%, 05/15/2025(a)		132	142,546

			540,582

Finance – 1.0%
Enova International, Inc. 8.50%, 09/15/2025(a)		646	633,545
goeasy Ltd. 5.375%, 12/01/2024(a)		852	888,006

	Principal Amount (000)		U.S. $ Value

Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	327	$403,502
Navient Corp. 5.50%, 01/25/2023	U.S.$	506	531,492
6.50%, 06/15/2022		117	123,469
7.25%, 09/25/2023		137	150,300
SLM Corp. 5.125%, 04/05/2022		449	460,391

			3,190,705

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. 8.125%, 02/15/2024(a)		759	804,358

Other Finance – 0.4%
Intrum AB 2.75%, 07/15/2022(a)	EUR	63	77,147
3.50%, 07/15/2026(a)		250	302,270
4.875%, 08/15/2025(a)		145	183,316
Nordic Aviation Capital 5.04%, 02/27/2024(f)	U.S.$	767	575,030

			1,137,763

REITS – 0.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)		236	232,807
Diversified Healthcare Trust 6.75%, 12/15/2021		250	254,145
9.75%, 06/15/2025		353	400,186
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		323	338,126
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		696	755,369
5.75%, 02/01/2027		200	224,302
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		285	316,039
VICI Properties LP/VICI Note Co., Inc. 3.50%, 02/15/2025(a)		435	444,848

			2,965,822

			14,675,397

Utility – 0.3%
Electric – 0.3%
Talen Energy Supply LLC 7.25%, 05/15/2027(a)		394	418,247
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		528	551,179

			969,426

Total Corporates - Non-Investment Grade (cost $127,193,108)			132,407,231

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 20.9%
Industrial – 13.3%
Basic – 1.8%
Anglo American Capital PLC 3.625%, 09/11/2024(a)	U.S.$	1,323	$1,447,547
Arconic Corp. 6.00%, 05/15/2025(a)		285	304,588
Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024		399	437,903
Glencore Finance Canada Ltd. 4.25%, 10/25/2022(a)		610	648,991
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	369,994
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)	U.S.$	395	512,389
MEGlobal Canada ULC 5.00%, 05/18/2025(a)		248	278,380
Nexa Resources SA 5.375%, 05/04/2027(a)		411	457,494
Vale Overseas Ltd. 3.75%, 07/08/2030		37	41,105
Westlake Chemical Corp. 3.60%, 08/15/2026		843	947,524

			5,445,915

Capital Goods – 0.4%
CNH Industrial NV 4.50%, 08/15/2023		854	932,209
General Electric Co. 3.45%, 05/01/2027		188	211,912
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		91	98,095
4.40%, 03/15/2024		50	54,727

			1,296,943

Communications - Telecommunications – 0.1%
Qwest Corp. 6.75%, 12/01/2021		265	276,967

Consumer Cyclical - Automotive – 1.9%
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	610,391
5.10%, 01/17/2024	U.S.$	837	936,553
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		768	831,253
Hyundai Capital America 5.875%, 04/07/2025(a)		771	913,003
Lear Corp. 3.80%, 09/15/2027		395	442,285

	Principal Amount (000)		U.S. $ Value

Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)	U.S.$	22	$22,552
2.80%, 01/13/2022(a)		19	19,342
3.45%, 03/15/2023(a)		29	30,362
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,220,489
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	862,943

			5,889,173

Consumer Cyclical - Other – 1.5%
Las Vegas Sands Corp. 3.20%, 08/08/2024		545	577,913
Lennar Corp. 4.50%, 04/30/2024		614	680,588
4.75%, 11/15/2022		650	688,961
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	131,040
PulteGroup, Inc. 5.50%, 03/01/2026		748	890,277
Sands China Ltd. 3.80%, 01/08/2026(a)		437	463,220
Toll Brothers Finance Corp. 4.375%, 04/15/2023		867	916,948
5.875%, 02/15/2022		237	246,494

			4,595,441

Consumer Cyclical - Retailers – 0.4%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		719	828,331
PVH Corp. 4.625%, 07/10/2025		246	276,920
Ross Stores, Inc. 4.70%, 04/15/2027		142	167,879

			1,273,130

Consumer Non-Cyclical – 0.4%
BAT Capital Corp. 2.259%, 03/25/2028		735	760,086
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		343	354,147
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030		220	249,357

			1,363,590

Energy – 4.8%
Boardwalk Pipelines LP 5.95%, 06/01/2026		513	609,341
Cenovus Energy, Inc. 3.80%, 09/15/2023		30	31,250
4.25%, 04/15/2027		830	902,592
Cheniere Corpus Christi Holdings LLC 7.00%, 06/30/2024		511	596,766

	Principal Amount (000)		U.S. $ Value

Continental Resources, Inc./OK 3.80%, 06/01/2024	U.S.$	483	$498,306
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		751	791,972
Enable Midstream Partners LP 3.90%, 05/15/2024		1,564	1,596,140
Energy Transfer Operating LP 4.25%, 03/15/2023		509	540,675
4.75%, 01/15/2026		253	286,505
Marathon Petroleum Corp. 4.50%, 05/01/2023		398	432,312
4.70%, 05/01/2025		345	395,453
5.125%, 12/15/2026		1,656	1,975,078
MPLX LP 4.875%, 06/01/2025		783	904,530
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	607,250
ONEOK, Inc. 2.20%, 09/15/2025		374	386,765
4.35%, 03/15/2029		323	365,859
6.35%, 01/15/2031		200	256,780
Ovintiv Exploration, Inc. 5.625%, 07/01/2024		1,029	1,101,164
5.75%, 01/30/2022		319	331,058
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		57	63,887
4.65%, 10/15/2025		681	761,331
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		392	447,370
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	442,798
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		20	21,907
WPX Energy, Inc. 4.50%, 01/15/2030		531	563,168

			14,910,257

Services – 0.1%
Booking Holdings, Inc. 4.625%, 04/13/2030		195	241,837
Expedia Group, Inc. 6.25%, 05/01/2025(a)		112	129,897

			371,734

Technology – 0.8%
Baidu, Inc. 3.075%, 04/07/2025		234	249,172
Broadcom, Inc. 4.15%, 11/15/2030		369	426,671
5.00%, 04/15/2030		700	851,354
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		339	413,824
Ingram Micro, Inc. 5.45%, 12/15/2024		89	102,466

	Principal Amount (000)		U.S. $ Value

Western Digital Corp. 4.75%, 02/15/2026	U.S.$	460	$509,915

			2,553,402

Transportation - Airlines – 0.9%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		321	371,789
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		272	291,245
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		1,112	1,200,604
Southwest Airlines Co. 5.25%, 05/04/2025		690	799,896

			2,663,534

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		105	127,297

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.95%, 01/19/2022(a)		546	558,285

			41,325,668

Financial Institutions – 7.0%
Banking – 3.6%
ABN AMRO Bank NV 7.75%, 05/15/2023(g)		200	229,007
AIB Group PLC 4.75%, 10/12/2023(a)		290	318,951
Ally Financial, Inc. 5.80%, 05/01/2025		108	128,900
Banco de Credito del Peru 3.125%, 07/01/2030(a)		248	254,820
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		266	303,602
Banco Santander SA 5.179%, 11/19/2025		400	468,448
Banistmo SA 4.25%, 07/31/2027(a)		436	465,839
BBVA Bancomer SA/Texas 6.50%, 03/10/2021(a)		520	524,388
BNP Paribas SA 6.75%, 03/14/2022(a)(e)		383	400,794
7.625%, 03/30/2021(a)(e)		383	387,910
CIT Group, Inc. 5.00%, 08/15/2022		108	114,828
5.25%, 03/07/2025		746	851,529
Citigroup Capital XVIII 0.912% (Sterling LIBOR 3 Month + 0.89%), 06/28/2067(h)	GBP	643	778,139

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc. Series V 4.70%, 01/30/2025(e)	U.S.$	292	$299,913
Series W 4.00%, 12/10/2025(e)		207	212,649
Cooperatieve Rabobank UA 3.95%, 11/09/2022		250	265,415
Danske Bank A/S 3.244%, 12/20/2025(a)		358	383,454
DNB Bank ASA 6.50%, 03/26/2022(a)(e)		200	209,408
Fifth Third Bancorp Series L 4.50%, 09/30/2025(e)		86	91,788
Lloyds Banking Group PLC 7.625%, 06/27/2023(a)(e)	GBP	410	615,453
Natwest Group PLC 8.625%, 08/15/2021(e)	U.S.$	1,050	1,089,564
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(e)(h)		900	869,472
Standard Chartered PLC 5.20%, 01/26/2024(a)		506	558,705
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a)(e)		744	832,043
UniCredit SpA 2.569%, 09/22/2026(a)		468	477,365

			11,132,384

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(e)		388	431,902

Finance – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/2027		659	713,624
3.875%, 01/23/2028		196	210,737
4.125%, 07/03/2023		196	209,610
6.50%, 07/15/2025		291	347,879
Aircastle Ltd. 4.125%, 05/01/2024		25	26,571
4.25%, 06/15/2026		5	5,297
4.40%, 09/25/2023		59	62,959
5.00%, 04/01/2023		6	6,435
5.25%, 08/11/2025(a)		1,076	1,183,923
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		296	300,280
3.50%, 11/01/2027(a)		96	96,132
3.875%, 05/01/2023(a)		232	241,902
4.125%, 08/01/2025(a)		3	3,133
4.375%, 01/30/2024(a)		308	324,999
4.875%, 10/01/2025(a)		31	33,199
5.50%, 12/15/2024(a)		105	115,956

	Principal Amount (000)		U.S. $ Value

GE Capital Funding LLC 4.40%, 05/15/2030(a)	U.S.$	570	$671,523
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		415	461,817
Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)		155	162,717
Synchrony Financial 4.25%, 08/15/2024		1,070	1,175,224

			6,353,917

Insurance – 0.2%
Centene Corp. 4.25%, 12/15/2027		169	179,875
4.625%, 12/15/2029		20	22,179
4.75%, 01/15/2025		537	551,198

			753,252

REITS – 1.0%
EPR Properties 5.25%, 07/15/2023		450	462,406
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	13,663
5.25%, 06/01/2025		191	215,263
5.375%, 04/15/2026		79	90,652
Healthpeak Properties, Inc. 4.20%, 03/01/2024		58	63,666
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026		530	554,762
Office Properties Income Trust 4.50%, 02/01/2025		279	296,078
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	462,013
Sabra Health Care LP 4.80%, 06/01/2024		371	397,241
Spirit Realty LP 4.45%, 09/15/2026		303	342,057
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	240,672

			3,138,473

			21,809,928

Utility – 0.6%
Electric – 0.6%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		273	294,669
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		291	314,189
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	457,024
Engie Energia Chile SA 4.50%, 01/29/2025(a)		259	286,923

	Principal Amount (000)		U.S. $ Value

Fenix Power Peru SA 4.317%, 09/20/2027(a)	U.S.$	442	$461,460

			1,814,265

Total Corporates - Investment Grade (cost $60,060,323)			64,949,861

BANK LOANS – 9.6%
Industrial – 8.9%
Basic – 0.3%
Graham Packaging Company Inc. 4.500% (LIBOR 1 Month + 3.75%), 08/04/2027(i)		705	707,035
Illuminate Buyer, LLC 4.147% (LIBOR 1 Month + 4.00%), 06/30/2027(i)		289	289,154
Nouryon Finance B.V. (fka AkzoNobel) 3.153% (LIBOR 1 Month + 3.00%), 10/01/2025(i)		93	92,233

			1,088,422

Capital Goods – 1.3%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(i)		914	902,056
Brookfield WEC Holdings, Inc. (fka Westinghouse Electric Company LLC) 3.750% (LIBOR 1 Month + 3.00%), 08/01/2025(i)		360	358,681
BWay Holding Company 3.480% (LIBOR 3 Month + 3.25%), 04/03/2024(i)		791	761,850
Garrett Motion SARL (fka Garrett Motion, Inc.) 5.750% (PRIME 3 Month + 2.50%), 09/27/2025(i)		289	282,756
Gates Global LLC 3.750% (LIBOR 1 Month + 2.75%), 04/01/2024(i)		289	287,880
GFL Environmental Inc. 3.500% (LIBOR 3 Month + 3.00%), 05/30/2025(i)		196	196,319
Granite US Holdings Corporation 5.504% (LIBOR 3 Month + 5.25%), 09/30/2026(f)(i)		549	547,677
TransDigm, Inc. 2.397% (LIBOR 1 Month + 2.25%), 12/09/2025(i)		669	655,104
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.645% (LIBOR 1 Month + 2.50%), 10/23/2025(i)		58	54,739

			4,047,062

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.3%
Clear Channel Outdoor Holdings, Inc. 3.714% (LIBOR 3 Month + 3.50%), 08/21/2026(i)	U.S.$	83	$79,691
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(i)		129	129,969
Townsquare Media, Inc. 4.000% (LIBOR 3 Month + 3.00%), 04/01/2022(f)(i)		383	380,508
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(i)		255	253,367

			843,535

Communications - Telecommunications – 0.5%
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(i)		507	490,517
Zacapa S.A R.L. 07/02/2025(j)		920	916,265

			1,406,782

Consumer Cyclical - Automotive – 0.3%
Clarios Global LP 3.647% (LIBOR 1 Month + 3.50%), 04/30/2026(i)		126	125,397
Dana Incorporated 2.397% (LIBOR 1 Month + 2.25%), 02/27/2026(i)		409	406,788
Navistar, Inc. 3.660% (LIBOR 1 Month + 3.50%), 11/06/2024(i)		278	277,767

			809,952

Consumer Cyclical - Entertainment – 0.3%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(i)		1,009	979,049

Consumer Cyclical - Other – 0.8%
Caesars Resort Collection, LLC 2.897% (LIBOR 1 Month + 2.75%), 12/23/2024(i)		427	418,239
Flutter Entertainment PLC 3.754% (LIBOR 3 Month + 3.50%), 07/10/2025(i)		81	81,514
Marriott Ownership Resorts, Inc. 1.897% (LIBOR 1 Month + 1.75%), 08/29/2025(i)		351	343,024
Playtika Holding Corp. 7.000% (LIBOR 3 Month + 6.00%), 12/10/2024(i)		1,071	1,075,885

	Principal Amount (000)		U.S. $ Value

Ply Gem Midco, Inc. 3.904% (LIBOR 1 Month + 3.75%), 04/12/2025(f)(i)	U.S.$	128	$127,389
Scientific Games International, Inc. 2.897% (LIBOR 1 Month + 2.75%), 08/14/2024(i)		511	498,166

			2,544,217

Consumer Cyclical - Restaurants – 1.1%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons) 1.897% (LIBOR 1 Month + 1.75%), 11/19/2026(i)		1,636	1,611,167
Golden Nugget, Inc. (fka Landry’s Inc.) 3.250% (LIBOR 2 Month + 2.50%), 10/04/2023(i)		610	587,637
3.500% (LIBOR 2 Month + 2.50%), 10/04/2023(i)		517	498,092
IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(i)		476	471,170
Whatabrands LLC 2.904% (LIBOR 1 Month + 2.75%), 07/31/2026(i)		198	195,802

			3,363,868

Consumer Cyclical - Retailers – 0.2%
Bass Pro Group, LLC 5.750% (LIBOR 1 Month + 5.00%), 09/25/2024(i)		130	130,154
PetSmart, Inc. 4.500% (LIBOR 3 Month + 3.50%), 03/11/2022(i)		430	429,002

			559,156

Consumer Non-Cyclical – 1.8%
Acadia Healthcare Company, Inc. 2.647% (LIBOR 1 Month + 2.50%), 02/16/2023(i)		295	294,002
Aldevron, L.L.C. 5.250% (LIBOR 1 Month + 4.25%), 10/12/2026(i)		788	789,258
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.897% (LIBOR 1 Month + 7.75%), 09/26/2025(i)		455	452,263
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 3 Month + 5.00%), 07/05/2023(f)(i)		369	354,564
Envision Healthcare Corporation 3.897% (LIBOR 1 Month + 3.75%), 10/10/2025(i)		273	226,899

	Principal Amount (000)		U.S. $ Value

Kronos Acquisition Holdings, Inc. 12/22/2026(j)	U.S.$	560	$559,300
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.897% (LIBOR 1 Month + 3.75%), 11/16/2025(i)		694	691,250
Milano Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(i)		400	399,332
MPH Acquisition Holdings LLC 3.750% (LIBOR 3 Month + 2.75%), 06/07/2023(i)		460	457,397
U.S. Renal Care, Inc. 5.146% (LIBOR 1 Month + 5.00%), 06/26/2026(i)		828	820,390
US Radiology Specialists, Inc. 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(i)		540	535,442

			5,580,097

Energy – 0.1%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(i)		270	267,238

Other Industrial – 0.3%
Core & Main LP 3.750% (LIBOR 3 Month + 2.75%), 08/01/2024(i)		61	60,929
Dealer Tire, LLC 4.397% (LIBOR 1 Month + 4.25%), 12/12/2025(i)		129	127,520
KAR Auction Services, Inc. 2.438% (LIBOR 1 Month + 2.25%), 09/19/2026(f)(i)		106	104,568
Rockwood Service Corporation 4.397% (LIBOR 1 Month + 4.25%), 01/23/2027(f)(i)		37	36,667
RS IVY Holdco, Inc. 6.500% (LIBOR 3 Month + 5.50%), 12/23/2027(f)(i)(j)		580	574,200

			903,884

Services – 0.7%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.397% (LIBOR 1 Month + 4.25%), 07/10/2026(i)		574	570,681
Amentum Government Services Holdings LLC 3.647% (LIBOR 1 Month + 3.50%), 01/29/2027(i)		60	59,476

	Principal Amount (000)		U.S. $ Value

Garda World Security Corporation 4.990% (LIBOR 3 Month + 4.75%), 10/30/2026(i)	U.S.$	195	$194,783
Parexel International Corporation 2.897% (LIBOR 1 Month + 2.75%), 09/27/2024(i)		297	291,820
PI UK Holdco II Limited 4.500% (LIBOR 1 Month + 3.50%), 01/03/2025(i)		398	396,506
Sabre GLBL, Inc. 12/17/2027(f)(j)		230	230,288
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(i)		530	470,978

			2,214,532

Technology – 0.9%
athenahealth, Inc. 4.648% (LIBOR 1 Month + 4.50%), 02/11/2026(i)		530	528,824
Avaya Inc. 4.409% (LIBOR 1 Month + 4.25%), 12/15/2024(i)		12	12,469
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 4.397% (LIBOR 1 Month + 4.25%), 10/02/2025(i)		1,020	1,014,594
MTS Systems Corporation 4.000% (LIBOR 1 Month + 3.25%), 07/05/2023(f)(i)		156	156,079
Pitney Bowes Inc. 5.650% (LIBOR 1 Month + 5.50%), 01/07/2025(i)		285	282,111
Presidio Holdings Inc. 3.720% (LIBOR 3 Month + 3.50%), 01/22/2027(i)		111	110,244
Solera, LLC (Solera Finance, Inc.) 2.897% (LIBOR 1 Month + 2.75%), 03/03/2023(i)		667	660,916
Veritas US Inc. 6.500% (LIBOR 3 Month + 5.50%), 09/01/2025(i)		98	97,551

			2,862,788

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.750% (LIBOR 3 Month + 4.75%), 04/29/2023(i)		50	50,452

			27,521,034

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.5%
Finance – 0.1%
Avolon TLB Borrower 1 (US) LLC 2.500% (LIBOR 1 Month + 1.75%), 01/15/2025(i)	U.S.$	183	$181,276

Insurance – 0.4%
Cross Financial Corp. 5.500% (LIBOR 1 Month + 4.50%), 09/15/2027(f)(i)		420	420,000
Hub International Limited 5.000% (LIBOR 3 Month + 4.00%), 04/25/2025(i)		720	721,349
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.147% (LIBOR 1 Month + 4.00%), 09/03/2026(i)		365	363,407

			1,504,756

			1,686,032

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(i)		498	497,808
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(i)		93	93,489

			591,297

Total Bank Loans (cost $29,909,387)			29,798,363

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.2%
Risk Share Floating Rate – 7.2%
Bellemeade Re Ltd. Series 2019-1A, Class M2 2.848% (LIBOR 1 Month + 2.70%), 03/25/2029(a)(h)		185	181,530
Series 2019-2A, Class M1C 2.148% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(h)		342	342,838
Series 2019-3A, Class M1C 2.098% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(h)		853	850,306
Series 2019-4A, Class M1C 2.648% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(h)		465	464,864
Series 2019-4A, Class M2 2.998% (LIBOR 1 Month + 2.85%), 10/25/2029(a)(h)		884	888,517

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.548% (LIBOR 1 Month + 2.40%), 04/25/2031(a)(h)	U.S.$	445	$445,139
Series 2019-R01, Class 2M2 2.598% (LIBOR 1 Month + 2.45%), 07/25/2031(a)(h)		381	380,682
Series 2019-R02, Class 1M2 2.448% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(h)		143	142,514
Series 2019-R03, Class 1M2 2.298% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(h)		41	40,682
Series 2019-R05, Class 1M2 2.148% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(h)		339	338,250
Series 2019-R06, Class 2M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(h)		549	547,916
Series 2019-R07, Class 1M2 2.248% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(h)		804	800,961
Series 2020-SBT1, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 02/25/2040(a)(h)		51	51,328
Federal Home Loan Mortgage Corp. Series 2018-HQA2, Class M2 2.448% (LIBOR 1 Month + 2.30%), 10/25/2048(a)(h)		602	595,946
Series 2019-DNA1, Class M2 2.798% (LIBOR 1 Month + 2.65%), 01/25/2049(a)(h)		435	433,779
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(h)		97	96,694
Series 2020-HQA2, Class M2 3.248% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(h)		83	83,571
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class M3 4.298% (LIBOR 1 Month + 4.15%), 01/25/2025(h)		51	51,296
Series 2015-DNA1, Class M3 3.448% (LIBOR 1 Month + 3.30%), 10/25/2027(h)		224	229,573
Series 2015-DNA2, Class M3 4.048% (LIBOR 1 Month + 3.90%), 12/25/2027(h)		234	237,372
Series 2015-HQA1, Class M3 4.848% (LIBOR 1 Month + 4.70%), 03/25/2028(h)		183	189,819
Series 2016-DNA3, Class M3 5.148% (LIBOR 1 Month + 5.00%), 12/25/2028(h)		200	208,490

	Principal Amount (000)		U.S. $ Value

Series 2016-DNA4, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2029(h)	U.S.$	1,124	$1,163,381
Series 2016-HQA2, Class M3 5.298% (LIBOR 1 Month + 5.15%), 11/25/2028(h)		276	286,000
Series 2016-HQA3, Class M3 3.998% (LIBOR 1 Month + 3.85%), 03/25/2029(h)		610	632,033
Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(h)		923	953,162
Series 2017-DNA3, Class M2 2.648% (LIBOR 1 Month + 2.50%), 03/25/2030(h)		944	956,410
Series 2018-DNA1, Class M2 1.948% (LIBOR 1 Month + 1.80%), 07/25/2030(h)		400	396,287
Series 2018-HQA1, Class M2 2.448% (LIBOR 1 Month + 2.30%), 09/25/2030(h)		189	188,376
Series 2019-HQA1, Class M2 2.498% (LIBOR 1 Month + 2.35%), 02/25/2049(a)(h)		202	201,195
Series 2020-DNA1, Class M2 1.848% (LIBOR 1 Month + 1.70%), 01/25/2050(a)(h)		1,821	1,807,457
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.048% (LIBOR 1 Month + 4.90%), 11/25/2024(h)		85	87,356
Series 2015-C03, Class 1M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(h)		351	360,996
Series 2015-C03, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(h)		84	85,622
Series 2015-C04, Class 1M2 5.848% (LIBOR 1 Month + 5.70%), 04/25/2028(h)		78	82,848
Series 2015-C04, Class 2M2 5.698% (LIBOR 1 Month + 5.55%), 04/25/2028(h)		95	99,408
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(h)		231	247,158
Series 2016-C01, Class 2M2 7.098% (LIBOR 1 Month + 6.95%), 08/25/2028(h)		80	84,436
Series 2016-C03, Class 1M2 5.448% (LIBOR 1 Month + 5.30%), 10/25/2028(h)		160	168,829

	Principal Amount (000)		U.S. $ Value

Series 2016-C05, Class 2M2 4.598% (LIBOR 1 Month + 4.45%), 01/25/2029(h)	U.S.$	221	$229,803
Series 2016-C07, Class 2M2 4.498% (LIBOR 1 Month + 4.35%), 05/25/2029(h)		111	116,096
Series 2017-C02, Class 2B1 5.648% (LIBOR 1 Month + 5.50%), 09/25/2029(h)		415	438,787
Series 2017-C03, Class 1M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2029(h)		66	66,895
Series 2017-C05, Class 1M2 2.348% (LIBOR 1 Month + 2.20%), 01/25/2030(h)		50	49,470
Series 2017-C07, Class 2M2 2.648% (LIBOR 1 Month + 2.50%), 05/25/2030(h)		10	9,772
Series 2018-C01, Class 1M2 2.398% (LIBOR 1 Month + 2.25%), 07/25/2030(h)		538	535,287
Series 2018-C02, Class 2M2 2.348% (LIBOR 1 Month + 2.20%), 08/25/2030(h)		238	236,731
Series 2018-C04, Class 2M2 2.698% (LIBOR 1 Month + 2.55%), 12/25/2030(h)		807	809,429
Home Re Ltd. Series 2020-1, Class M2 5.398% (LIBOR 1 Month + 5.25%), 10/25/2030(a)(h)		440	452,692
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.048% (LIBOR 1 Month + 2.90%), 11/26/2029(a)(h)		905	862,371
Oaktown Re III Ltd. Series 2019-1A, Class M2 2.698% (LIBOR 1 Month + 2.55%), 07/25/2029(a)(h)		270	269,565
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.145% (LIBOR 1 Month + 2.00%), 03/27/2024(g)(h)		232	221,292
Series 2019-2R, Class A 2.895% (LIBOR 1 Month + 2.75%), 05/27/2023(g)(h)		253	243,872
Series 2020-1R, Class A 2.495% (LIBOR 1 Month + 2.35%), 02/27/2023(g)(h)		382	373,931
Radnor Re Ltd. Series 2018-1, Class M2 2.848% (LIBOR 1 Month + 2.70%), 03/25/2028(a)(h)		150	150,305

	Principal Amount (000)		U.S. $ Value

Series 2019-1, Class M1B 2.098% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(h)	U.S.$	185	$185,464
Series 2020-1, Class M1B 1.598% (LIBOR 1 Month + 1.45%), 02/25/2030(a)(h)		962	951,547
STACR Trust Series 2018-DNA3, Class M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(h)		445	439,678
Traingle Re Ltd. Series 2020-1, Class M1C 4.648% (LIBOR 1 Month + 4.50%), 10/25/2030(a)(h)		245	246,359

Total Collateralized Mortgage Obligations (cost $21,934,708)			22,292,367

EMERGING MARKETS - SOVEREIGNS – 6.1%
Angola – 0.2%
Angolan Government International Bond 9.50%, 11/12/2025(a)		710	738,622

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	658,350
CBB International Sukuk Programme Co. SPC 6.25%, 11/14/2024(a)		305	336,262

			994,612

Brazil – 0.2%
Brazilian Government International Bond 2.875%, 06/06/2025		547	569,974

Costa Rica – 0.3%
Costa Rica Government International Bond 4.375%, 04/30/2025(a)		1,054	980,879

Dominican Republic – 0.7%
Dominican Republic International Bond 5.50%, 01/27/2025(a)		1,023	1,153,752
6.875%, 01/29/2026(a)		777	935,800

			2,089,552

Ecuador – 0.1%
Ecuador Government International Bond
Zero Coupon, 07/31/2030(a)		34	16,044
0.50%, 07/31/2030-07/31/2040(a)		449	252,407

			268,451

Egypt – 1.0%
Egypt Government International Bond 5.75%, 05/29/2024(a)		1,008	1,079,820
6.20%, 03/01/2024(a)		1,033	1,115,640
7.50%, 01/31/2027(a)		755	870,845

			3,066,305

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.1%
El Salvador Government International Bond 7.75%, 01/24/2023(a)	U.S.$	300	$296,062

Ghana – 0.5%
Ghana Government International Bond 6.375%, 02/11/2027(a)		224	232,190
7.875%, 03/26/2027(a)		1,101	1,210,412

			1,442,602

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027(a)		614	709,554

Kenya – 0.2%
Kenya Government International Bond 6.875%, 06/24/2024(a)		572	626,161

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a)(c)(d)		210	25,200
6.85%, 03/23/2027(a)(c)(d)		11	1,320
Series G 6.60%, 11/27/2026(a)(c)(d)		51	6,120

			32,640

Mongolia – 0.1%
Mongolia Government International Bond 5.125%, 12/05/2022(a)		260	269,831

Nigeria – 0.7%
Nigeria Government International Bond 7.625%, 11/21/2025-11/28/2047(a)		2,059	2,301,443

Oman – 0.3%
Oman Government International Bond 4.125%, 01/17/2023(a)		400	403,375
4.875%, 02/01/2025(a)		476	485,669

			889,044

Senegal – 0.5%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	650,371
6.75%, 03/13/2048(a)	U.S.$	483	530,696
8.75%, 05/13/2021(a)		240	245,850

			1,426,917

	Principal Amount (000)		U.S. $ Value

South Africa – 0.3%
Republic of South Africa Government International Bond 4.30%, 10/12/2028	U.S.$	208	$216,320
4.85%, 09/27/2027-09/30/2029		740	795,075

			1,011,395

Ukraine – 0.4%
Ukraine Government International Bond 7.75%, 09/01/2021-09/01/2024(a)		1,252	1,347,290

Total Emerging Markets - Sovereigns (cost $18,393,110)			19,061,334

EMERGING MARKETS - CORPORATE BONDS – 3.7%
Industrial – 3.4%
Basic – 1.4%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		517	530,410
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		205	207,179
CSN Resources SA 7.625%, 04/17/2026(a)		702	754,650
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		533	590,346
First Quantum Minerals Ltd. 7.25%, 04/01/2023(a)		1,038	1,064,282
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		424	456,065
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		584	631,450
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		200	210,125

			4,444,507

Capital Goods – 0.5%
Cemex SAB de CV 7.375%, 06/05/2027(a)		397	450,967
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	623,647
Usiminas International SARL 5.875%, 07/18/2026(a)		545	591,155

			1,665,769

Communications - Telecommunications – 0.2%
MTN Mauritius Investments Ltd. 5.373%, 02/13/2022(a)		408	420,240
VTR Comunicaciones SpA 5.125%, 01/15/2028(a)		262	278,866

			699,106

Consumer Cyclical - Other – 0.7%
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		275	285,570
5.375%, 05/15/2024(a)		214	221,624
5.875%, 05/15/2026(a)		216	227,586

	Principal Amount (000)		U.S. $ Value

Studio City Finance Ltd. 6.00%, 07/15/2025(a)	U.S.$	558	$588,690
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	494,000
5.625%, 08/26/2028(a)		345	360,094

			2,177,564

Consumer Non-Cyclical – 0.4%
BRF GmbH 4.35%, 09/29/2026(a)		285	300,319
BRF SA 4.875%, 01/24/2030(a)		285	309,314
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026		490	471,017
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b)(f)(g)(k)		101	3,044
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c)(g)(l)		425	3,166

			1,086,860

Energy – 0.2%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		419	458,187
Petrobras Global Finance BV 5.093%, 01/15/2030		73	81,395

			539,582

			10,613,388

Financial Institutions – 0.2%
Banking – 0.2%
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	459,204

Utility – 0.1%
Electric – 0.1%
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		200	231,375
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		108	110,890

			342,265

Total Emerging Markets - Corporate Bonds (cost $11,606,079)			11,414,857

MORTGAGE PASS-THROUGHS – 2.9%
Agency Fixed Rate 30-Year – 2.9%
Uniform Mortgage-Backed Security Series 2021 2.00%, 01/01/2051, TBA (cost $8,840,907)		8,545	8,879,295

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 2.4%
CLO - Floating Rate – 2.4%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.218% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(h)	U.S.$	644	$636,761
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class D 4.14% (LIBOR 3 Month + 4.00%), 01/20/2032(a)(h)		250	250,126
Ballyrock CLO Ltd. Series 2019-2A, Class A1A 1.474% (LIBOR 3 Month + 1.25%), 11/20/2030(a)(h)		454	454,352
Dryden CLO Ltd. Series 2020-78A, Class C 2.168% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(h)		250	250,160
Series 2020-78A, Class D 3.218% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(h)		443	437,265
Elevation CLO Ltd. Series 2020-11A, Class C 2.437% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(h)		250	244,539
Series 2020-11A, Class D1 4.087% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(h)		282	282,131
Elmwood CLO VII Ltd. Series 2020-4A, Class D 3.749% (LIBOR 3 Month + 3.60%), 01/17/2034(a)(h)		300	300,293
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 3.213% (LIBOR 3 Month + 3.00%), 10/29/2029(a)(h)		520	512,497
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 1.245% (LIBOR 3 Month + 1.03%), 04/26/2031(a)(h)		550	546,571
Kayne CLO Ltd. Series 2020-7A, Class C 2.218% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(h)		250	250,031
Magnetite XXV Ltd. Series 2020-25A, Class D 3.555% (LIBOR 3 Month + 3.30%), 01/25/2032(a)(h)		250	250,131
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.315% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(h)		521	509,442

	Principal Amount (000)		U.S. $ Value

Signal Peak CLO 2 LLC Series 2015-1A, Class AR2 1.198% (LIBOR 3 Month + 0.98%), 04/20/2029(a)(h)	U.S.$	1,317	$1,311,571
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.237% (LIBOR 3 Month + 1.00%), 04/15/2031(a)(h)		550	546,739
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 1.358% (LIBOR 3 Month + 1.14%), 04/18/2029(a)(h)		250	249,627
TIAA CLO II Ltd. Series 2017-1A, Class A 1.498% (LIBOR 3 Month + 1.28%), 04/20/2029(a)(h)		500	500,007

Total Collateralized Loan Obligations (cost $7,499,489)			7,532,243

ASSET-BACKED SECURITIES – 1.1%
Other ABS - Fixed Rate – 1.0%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047(a)		586	601,999
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		756	767,468
Series 2018-4A, Class C 4.91%, 12/15/2028(a)		752	766,915
Series 2019-2A, Class C 4.11%, 07/16/2029(a)		245	250,870
SoFi Consumer Loan Program Trust Series 2019-3, Class D 3.89%, 05/25/2028(a)		503	521,269
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048(a)		370	380,968

			3,289,489

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026(a)		270	283,135

Total Asset-Backed Securities (cost $3,498,298)			3,572,624

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		200	227,250

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(a)	U.S.$	371	$446,359

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)		221	254,651

Mexico – 0.5%
Petroleos Mexicanos 5.95%, 01/28/2031		273	272,318
6.49%, 01/23/2027		1,127	1,188,985

			1,461,303

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		336	372,540

Total Quasi-Sovereigns (cost $2,552,491)			2,762,103

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Fixed Rate CMBS – 0.5%
CD Mortgage Trust Series 2016-CD1, Class XA 1.388%, 08/10/2049(m)		4,454	257,857
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.097%, 10/12/2050(m)		3,184	168,089
Commercial Mortgage Trust Series 2012-CR3, Class D 4.75%, 10/15/2045(a)		100	74,195
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.388%, 08/10/2044(a)		210	200,546
Series 2011-GC5, Class D 5.388%, 08/10/2044(a)		236	201,728
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.144%, 06/15/2045(a)		100	41,670
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.407%, 11/15/2047		225	212,862
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.055%, 09/15/2050(m)		1,114	55,313
UBS Commercial Mortgage Trust Series 2012-C1, Class D 5.569%, 05/10/2045(a)		140	108,000
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.667%, 10/15/2049(m)		2,559	183,851

	Principal Amount (000)		U.S. $ Value

WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 5.193%, 06/15/2044(a)	U.S.$	25	$15,229

			1,519,340

Non-Agency Floating Rate CMBS – 0.0%
BFLD Series 2019-DPLO, Class E 2.399% (LIBOR 1 Month + 2.24%), 10/15/2034(a)(h)		160	150,181

Total Commercial Mortgage-Backed Securities (cost $1,833,873)			1,669,521

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Colombia – 0.2%
Colombia Government International Bond 8.125%, 05/21/2024		370	452,880

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		244	274,485

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		404	435,310

Total Governments - Sovereign Bonds (cost $1,069,975)			1,162,675

EMERGING MARKETS - TREASURIES – 0.2%
Dominican Republic – 0.1%
Dominican Republic International Bond 16.95%, 02/04/2022(a)	DOP	19,200	366,181

South Africa – 0.1%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	4,251	275,817

Total Emerging Markets - Treasuries (cost $671,648)			641,998

	Shares

COMMON STOCKS – 0.1%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Denbury, Inc.(c)		4,883	125,444

Industrials – 0.0%
Services – 0.0%
Carlson Travel, Inc.(f)(k)(n)		145	62,075

Total Common Stocks (cost $164,970)			187,519

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(o)(p)(q) (cost $4,344,751)		4,344,751	$4,344,751

	Principal Amount (000)

U.S. Treasury Bills – 0.7%
U.S. Treasury Bill Zero Coupon, 03/11/2021 (cost $2,094,699)	U.S.$	2,095	2,094,674

Total Short-Term Investments (cost $6,439,450)			6,439,425

Total Investments – 100.8% (cost $301,667,816)(r)			312,771,416
Other assets less liabilities – (0.8)%			(2,601,420)

Net Assets – 100.0%			$310,169,996

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	301	March 2021	$37,975,383	$86,623
U.S. T-Note 10 Yr (CBT) Futures	28	March 2021	3,866,187	4,555
Sold Contracts
Euro-BOBL Futures	34	March 2021	5,614,850	(6,271)

				$84,907

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	RUB	113,783	USD	1,548	01/22/2021	$11,584
Citibank, NA	BRL	3,900	USD	750	01/05/2021	(361)
Citibank, NA	USD	770	BRL	3,900	01/05/2021	(19,039)
Citibank, NA	AUD	1,032	USD	726	01/12/2021	(70,070)
Citibank, NA	USD	1,516	AUD	2,090	01/12/2021	95,095
Citibank, NA	USD	1,345	EUR	1,098	03/17/2021	(1,833)
Credit Suisse International	USD	652	ZAR	9,653	02/04/2021	2,192
Goldman Sachs Bank USA	AUD	1,057	USD	745	01/12/2021	(70,006)
HSBC Bank USA	USD	748	RUB	57,688	01/22/2021	30,877
Morgan Stanley Capital Services, Inc.	USD	763	IDR	10,806,030	01/15/2021	12,990
Morgan Stanley Capital Services, Inc.	GBP	838	USD	1,112	01/21/2021	(34,881)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	742	BRL	3,900	02/02/2021	$8,839
State Street Bank & Trust Co.	ZAR	2,623	USD	169	02/04/2021	(8,392)
UBS AG	USD	757	RUB	56,582	01/22/2021	7,555
UBS AG	EUR	12,352	USD	15,089	03/17/2021	(25,634)

						$(61,084)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	(5.00)%	Quarterly	2.26%	USD	2,520	$(201,847)	$(134,978)	$(66,869)
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	5.00	Quarterly	2.26	USD	2,520	201,847	58,922	142,925
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	2.52	USD	988	92,819	41,479	51,340
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.75	USD	5,118	482,733	71,264	411,469
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	2.93	USD	12,438	1,178,895	427,806	751,089
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	1.91	USD	154	11,545	(21,486)	33,031
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	1.91	USD	86	6,447	(13,449)	19,896
iTraxxx Xover Series 34, 5 Year Index, 12/20/2025*	5.00	Quarterly	2.43	EUR	5,610	824,636	492,537	332,099

						$2,597,075	$922,095	$1,674,980

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	15.00%	USD	1,937	$820,255	$907,716	$(87,461)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	15.00	USD	540	228,597	65,250	163,347
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	15.00	USD	1,190	503,760	145,550	358,210
Sale Contracts
Credit Suisse International
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.85	EUR	410	30,881	12,653	18,228
Deutsche Bank AG
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	315	(83,921)	(20,409)	(63,512)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,052	(280,270)	(69,973)	(210,297)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	3.31	USD	200	9,789	11,950	(2,161)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	15.00	USD	836	(353,902)	(103,074)	(250,828)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	15.00	USD	837	(354,325)	(100,502)	(253,823)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	15.00	USD	1,026	(434,449)	(117,318)	(317,131)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	46	(12,256)	(2,978)	(9,278)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	592	(157,718)	(40,504)	(117,214)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00%	Quarterly	2.90%	EUR	304	$(29,621)	$(54,137)	$24,516
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	2.90	EUR	286	(27,868)	(50,645)	22,777
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	15.00	USD	84	(35,571)	(16,135)	(19,436)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	15.00	USD	126	(53,357)	(24,050)	(29,307)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	15.00	USD	786	(332,845)	(146,924)	(185,921)

						$(562,821)	$396,470	$(959,291)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $173,852,325 or 56.1% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2020.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.38% of net assets as of December 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$214,654	$229,007	0.07%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.145%, 03/27/2024	03/21/2019	232,194	221,292	0.07%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.895%, 05/27/2023	06/07/2019	252,896	243,872	0.08%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.495%, 02/27/2023	02/11/2020	381,810	373,931	0.12%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Terraform Global Operating LLC 6.125%, 03/01/2026	01/19/2019	$111,479	$110,890	0.04%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,063	3,044	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	3,166	0.00%

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(i)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2020.
(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(k)	Fair valued by the Adviser.
(l)	Defaulted matured security.
(m)	IO - Interest Only.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Carlson Travel, Inc.	08/18/2020	$0	$62,075	0.02%

(o)	Affiliated investments.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(r)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,276,980 and gross unrealized depreciation of investments was $(5,433,868), resulting in net unrealized appreciation of $11,843,112.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

TBA – To Be Announced

COUNTRY BREAKDOWN1

December 31, 2020 (unaudited)

67.8%	United States
2.9%	United Kingdom
2.9%	Canada
1.5%	Brazil
1.3%	Mexico
1.3%	Germany
1.3%	Netherlands
1.1%	South Africa
1.1%	Cayman Islands
1.0%	Egypt
0.8%	Switzerland
0.8%	Ireland
0.8%	Dominican Republic
13.3%	Other
2.1%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, China, Colombia, Costa Rica, Denmark, Ecuador, El Salvador, France, Ghana, Honduras, Hong Kong, India, Indonesia, Israel, Italy, Japan, Kenya, Kuwait, Lebanon, Luxembourg, Macau, Malaysia, Mauritius, Mongolia, Nigeria, Norway, Oman, Panama, Peru, Saudi Arabia, Senegal, Spain, Sweden, Trinidad & Tobago, Turkey, Ukraine and Zambia.

AB Bond Fund, Inc.

Limited Duration High Income Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$131,832,201	$575,030	$132,407,231
Corporates - Investment Grade	—	64,949,861	—	64,949,861
Bank Loans	—	26,866,423	2,931,940	29,798,363
Collateralized Mortgage Obligations	—	22,292,367	—	22,292,367
Emerging Markets - Sovereigns	—	19,061,334	—	19,061,334
Emerging Markets - Corporate Bonds	—	11,411,813	3,044	11,414,857
Mortgage Pass-Throughs	—	8,879,295	—	8,879,295
Collateralized Loan Obligations	—	7,532,243	—	7,532,243
Asset-Backed Securities	—	3,572,624	—	3,572,624
Quasi-Sovereigns	—	2,762,103	—	2,762,103
Commercial Mortgage-Backed Securities	—	1,669,521	—	1,669,521
Governments - Sovereign Bonds	—	1,162,675	—	1,162,675
Emerging Markets - Treasuries	—	641,998	—	641,998
Common Stocks	125,444	—	62,075	187,519
Short-Term Investments:
Investment Companies	4,344,751	—	—	4,344,751
U.S. Treasury Bills	—	2,094,674	—	2,094,674

Total Investments in Securities	4,470,195	304,729,132	3,572,089	312,771,416
Other Financial Instruments(a):
Assets:
Futures	91,178	—	—	91,178
Forward Currency Exchange Contracts	—	169,132	—	169,132
Centrally Cleared Credit Default Swaps	—	2,798,922	—	2,798,922
Credit Default Swaps	—	1,593,282	—	1,593,282
Liabilities:
Futures	(6,271)	—	—	(6,271)
Forward Currency Exchange Contracts	—	(230,216)	—	(230,216)
Centrally Cleared Credit Default Swaps	—	(201,847)	—	(201,847)
Credit Default Swaps	—	(2,156,103)	—	(2,156,103)

Total	$4,555,102	$306,702,302	$3,572,089	$314,829,493

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade	Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 09/30/2020	$578,864	$2,415,297	$3,028
Accrued discounts/(premiums)	—	1,595	(9,339)
Realized gain (loss)	—	(3,773)	—
Change in unrealized appreciation/depreciation	(3,834)	81,241	8,852
Purchases	—	800,700	503
Sales/Paydowns	—	(204,413)	—
Transfers in to Level 3	—	471,470	—
Transfers out of Level 3	—	(630,177)	—

Balance as of 12/31/2020	$575,030	$2,931,940	$3,044

Net change in unrealized appreciation/depreciation from investments held as of 12/31/2020	$(3,834)	$81,241	$8,852

	Common Stocks	Total
Balance as of 09/30/2020	$47,545	$3,044,734
Accrued discounts/(premiums)	—	(7,744)
Realized gain (loss)	—	(3,773)
Change in unrealized appreciation/depreciation	14,530	100,789
Purchases	—	801,203
Sales/Paydowns	—	(204,413)
Transfers in to Level 3	—	471,470
Transfers out of Level 3	—	(630,177)

Balance as of 12/31/2020	$62,075	$3,572,089

Net change in unrealized appreciation/depreciation from investments held as of 12/31/2020	$14,530	$100,789

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2020. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at	Valuation	Unobservable
	12/31/2020	Technique	Input	Input
Common Stocks	$62,074	Market-Approach	EBITDA* Projection EBITDA* Multiples	$203.0mm 8.35X

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. A significant increase (decrease) in EBITDA projections/multiples in isolation would be expected to result in a significant higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	09/30/2020	at Cost	Proceeds	12/31/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$17,082	$30,951	$43,688	$4,345	$55